Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 7, 2014

TO THE PROSPECTUS OF

QS BATTERYMARCH EMERGING MARKETS FUND,

DATED MAY 1, 2014

Effective November 7, 2014, the following replaces the fee table and footnotes and expense example in the section of the fund’s Prospectus titled “Fees and expenses of the fund” in order to disclose a new and lower contractual management fee and lower expense limitation for all Classes.

Shareholder fees (paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	Generally, none	1.00	None	None	None	None	None
Small account fee[2]	$15	$15	None	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees[3]	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.60[4]	0.62[4]	0.61[4]	0.97[4]	0.57[5]	0.68[4]	0.62[4]
Total annual fund operating expenses[3]	1.70	2.47	1.71	2.32	2.42	1.53	1.47
Fees waived and/or expenses reimbursed[6]	(0.45)	(0.47)	(0.46)	(0.82)	(0.42)	(0.58)	(0.52)
Total annual fund operating expenses	1.25	2.00	1.25	1.50	2.00	0.95	0.95

1	Maximum deferred sales charge (load) may be reduced over time.

2	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

3	“Management fees” and “Total annual fund operating expenses” have been restated to reflect the current management fees and the removal of acquired fund fees and expenses.

4	“Other expenses” for Class A, C, FI, R, I and IS shares have been restated to reflect current fees.

5	“Other expenses” for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

6	Effective November 7, 2014, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.95% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. Prior to November 7, 2014, the manager had agreed to waive fees and/or reimburse operating expenses so that total annual operating expenses were not expected to exceed 1.50%, 2.25%, 1.50%, 1.75%, 2.25% and 1.25% for Class A, C, FI, R, R1 and IS shares, respectively, subject to recapture as described above. The manager had also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements were done on a daily basis. No such waivers or reimbursements were made beyond the amount necessary to reduce that class’s annualized expenses to 1.25% of average daily net assets on any given day.

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	1,039	1,405	2,432
Class C (with redemption at end of period)	303	725	1,274	2,772
Class C (without redemption at end of period)	203	725	1,274	2,772
Class FI (with or without redemption at end of period)	127	493	884	1,980
Class R (with or without redemption at end of period)	153	646	1,166	2,593
Class R1 (with or without redemption at end of period)	203	714	1,253	2,726
Class I (with or without redemption at end of period)	97	427	779	1,775
Class IS (with or without redemption at end of period)	97	414	754	1,713

QS Batterymarch Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 7, 2014

TO THE PROSPECTUS OF

QS BATTERYMARCH EMERGING MARKETS FUND,

DATED MAY 1, 2014

Effective November 7, 2014, the following replaces the fee table and footnotes and expense example in the section of the fund’s Prospectus titled “Fees and expenses of the fund” in order to disclose a new and lower contractual management fee and lower expense limitation for all Classes.

Shareholder fees (paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	Generally, none	1.00	None	None	None	None	None
Small account fee[2]	$15	$15	None	None	None	None	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees[3]	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.60[4]	0.62[4]	0.61[4]	0.97[4]	0.57[5]	0.68[4]	0.62[4]
Total annual fund operating expenses[3]	1.70	2.47	1.71	2.32	2.42	1.53	1.47
Fees waived and/or expenses reimbursed[6]	(0.45)	(0.47)	(0.46)	(0.82)	(0.42)	(0.58)	(0.52)
Total annual fund operating expenses	1.25	2.00	1.25	1.50	2.00	0.95	0.95

1	Maximum deferred sales charge (load) may be reduced over time.

2	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

3	“Management fees” and “Total annual fund operating expenses” have been restated to reflect the current management fees and the removal of acquired fund fees and expenses.

4	“Other expenses” for Class A, C, FI, R, I and IS shares have been restated to reflect current fees.

5	“Other expenses” for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

6	Effective November 7, 2014, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.95% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board’s consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. Prior to November 7, 2014, the manager had agreed to waive fees and/or reimburse operating expenses so that total annual operating expenses were not expected to exceed 1.50%, 2.25%, 1.50%, 1.75%, 2.25% and 1.25% for Class A, C, FI, R, R1 and IS shares, respectively, subject to recapture as described above. The manager had also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements were done on a daily basis. No such waivers or reimbursements were made beyond the amount necessary to reduce that class’s annualized expenses to 1.25% of average daily net assets on any given day.

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	1,039	1,405	2,432
Class C (with redemption at end of period)	303	725	1,274	2,772
Class C (without redemption at end of period)	203	725	1,274	2,772
Class FI (with or without redemption at end of period)	127	493	884	1,980
Class R (with or without redemption at end of period)	153	646	1,166	2,593
Class R1 (with or without redemption at end of period)	203	714	1,253	2,726
Class I (with or without redemption at end of period)	97	427	779	1,775
Class IS (with or without redemption at end of period)	97	414	754	1,713

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” and “Total annual fund operating expenses” have been restated to reflect the current management fees and the removal of acquired fund fees and expenses.
		“Other expenses” for Class A, C, FI, R, I and IS shares have been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
QS Batterymarch Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	695
3 years	rr_ExpenseExampleYear03	1,039
5 years	rr_ExpenseExampleYear05	1,405
10 years	rr_ExpenseExampleYear10	2,432
1 year	rr_ExpenseExampleNoRedemptionYear01	695
3 years	rr_ExpenseExampleNoRedemptionYear03	1,039
5 years	rr_ExpenseExampleNoRedemptionYear05	1,405
10 years	rr_ExpenseExampleNoRedemptionYear10	2,432
QS Batterymarch Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Small account fee ($)	rr_MaximumAccountFee	15	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.62%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.47%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	725
5 years	rr_ExpenseExampleYear05	1,274
10 years	rr_ExpenseExampleYear10	2,772
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	725
5 years	rr_ExpenseExampleNoRedemptionYear05	1,274
10 years	rr_ExpenseExampleNoRedemptionYear10	2,772
QS Batterymarch Emerging Markets Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.61%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.46%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	127
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	884
10 years	rr_ExpenseExampleYear10	1,980
1 year	rr_ExpenseExampleNoRedemptionYear01	127
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	884
10 years	rr_ExpenseExampleNoRedemptionYear10	1,980
QS Batterymarch Emerging Markets Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.97%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	646
5 years	rr_ExpenseExampleYear05	1,166
10 years	rr_ExpenseExampleYear10	2,593
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	646
5 years	rr_ExpenseExampleNoRedemptionYear05	1,166
10 years	rr_ExpenseExampleNoRedemptionYear10	2,593
QS Batterymarch Emerging Markets Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.57%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	203
3 years	rr_ExpenseExampleYear03	714
5 years	rr_ExpenseExampleYear05	1,253
10 years	rr_ExpenseExampleYear10	2,726
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	714
5 years	rr_ExpenseExampleNoRedemptionYear05	1,253
10 years	rr_ExpenseExampleNoRedemptionYear10	2,726
QS Batterymarch Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.68%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	427
5 years	rr_ExpenseExampleYear05	779
10 years	rr_ExpenseExampleYear10	1,775
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	427
5 years	rr_ExpenseExampleNoRedemptionYear05	779
10 years	rr_ExpenseExampleNoRedemptionYear10	1,775
QS Batterymarch Emerging Markets Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Small account fee ($)	rr_MaximumAccountFee	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.85%	[4]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.62%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[6]
Total annual fund operating expenses	rr_NetExpensesOverAssets	0.95%
1 year	rr_ExpenseExampleYear01	97
3 years	rr_ExpenseExampleYear03	414
5 years	rr_ExpenseExampleYear05	754
10 years	rr_ExpenseExampleYear10	1,713
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	414
5 years	rr_ExpenseExampleNoRedemptionYear05	754
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,713

[1]	Generally,
[2]	Maximum deferred sales charge (load) may be reduced over time.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	"Management fees" and "Total annual fund operating expenses" have been restated to reflect the current management fees and the removal of acquired fund fees and expenses.
[5]	"Other expenses" for Class A, C, FI, R, I and IS shares have been restated to reflect current fees.
[6]	Effective November 7, 2014, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.95% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board's consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. Prior to November 7, 2014, the manager had agreed to waive fees and/or reimburse operating expenses so that total annual operating expenses were not expected to exceed 1.50%, 2.25%, 1.50%, 1.75%, 2.25% and 1.25% for Class A, C, FI, R, R1 and IS shares, respectively, subject to recapture as described above. The manager had also agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements were done on a daily basis. No such waivers or reimbursements were made beyond the amount necessary to reduce that class's annualized expenses to 1.25% of average daily net assets on any given day.
[7]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.